Securities Purchase Agreement (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014 M	Jan. 31, 2014 M
Securities Purchase Agreement 1		$ 8,300,000
Securities Purchase Agreement 2		8,300,000
Securities Purchase Agreement 3		24
Securities Purchase Agreement 4		$ 0.35
Securities Purchase Agreement 5		600,000
Securities Purchase Agreement 6		300,000
Securities Purchase Agreement 7		919,500
Securities Purchase Agreement 8		330,000
Securities Purchase Agreement 9		8,000,000
Securities Purchase Agreement 10		58,656
Securities Purchase Agreement 1	8,300,000
Securities Purchase Agreement 2	8,300,000
Securities Purchase Agreement 3	24
Securities Purchase Agreement 4	$ 0.35
Securities Purchase Agreement 5	600,000
Securities Purchase Agreement 6	300,000
Securities Purchase Agreement 7	919,500
Securities Purchase Agreement 8	330,000
Securities Purchase Agreement 9	8,000,000
Securities Purchase Agreement 10	$ 58,656